LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Other Information Related to Operating Leases

Year ended December 31 (millions of dollars)	2024	2023
Lease expense	16	12
Lease payments made	15	12

As at December 31	2024	2023
Weighted-average remaining lease term[1] (years)	4	5
Weighted-average discount rate	2.9%	2.6%
[1] Includes renewal options that are reasonably certain to be exercised.
Summary of Future Minimum Operating Lease Payments After Adoption
As at December 31, 2024, future minimum operating lease payments were as follows:

(millions of dollars)
2025	16
2026	15
2027	13
2028	10
2029	2
Thereafter	2
Total undiscounted minimum lease payments	58
Less: discounting minimum lease payments to present value	(4)
Total discounted minimum lease payments	54
As at December 31, 2023, future minimum operating lease payments were as follows:

(millions of dollars)
2024	12
2025	11
2026	10
2027	9
2028	5
Thereafter	3
Total undiscounted minimum lease payments	50
Less: discounting minimum lease payments to present value	(3)
Total discounted minimum lease payments	47

Summary of Supplementary Balance Sheet Information
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2024	2023
Other long-term assets (Note 13)	54	47
Accounts payable and other current liabilities (Note 14)	14	11
Other long-term liabilities (Note 15)	40	36